Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	Alaunos Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	8030 El Rio Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	346
Local Phone Number	355-4099
Entity Information, Former Legal or Registered Name	ZIOPHARM Oncology, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001107421
Current Fiscal Year End Date	--12-31